Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions - Black-Scholes option pricing model [Member]
	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions [Line Items]
Risk-free interest rate	3.89%	2.32%
Expected life (in years)	5 years 1 month 17 days	7 years 5 months 26 days
Bottom of range [member]
Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions [Line Items]
Expected volatility	113.00%	93.00%
Top of range [member]
Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions [Line Items]
Expected volatility	118.00%	94.00%